World Omni Auto Receivables Trust 2012-A	Exhibit 99.1
Monthly Servicer Certificate
October 31, 2015

Dates Covered
Collections Period	10/01/15 - 10/31/15
Interest Accrual Period	10/15/15 - 11/15/15
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/15	138,320,308.75	16,467
Yield Supplement Overcollateralization Amount at 09/30/15	698,477.98	0
Receivables Balance at 09/30/15	139,018,786.73	16,467
Principal Payments	8,955,773.91	403
Defaulted Receivables	256,330.91	20
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/15	610,779.82	0
Pool Balance at 10/31/15	129,195,902.09	16,044

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Pool Factor	13.80%

Prepayment ABS Speed	1.30%

Overcollateralization Target Amount	9,242,074.34
Actual Overcollateralization	9,242,074.34

Weighted Average APR	4.46%
Weighted Average APR, Yield Adjusted	5.11%
Weighted Average Remaining Term	24.89

Delinquent Receivables:
Past Due 31-60 days	3,139,065.11	275
Past Due 61-90 days	698,240.54	59
Past Due 91-120 days	206,725.66	23
Past Due 121+ days	0.00	0
Total	4,044,031.31	357

Total 31+ Delinquent as % Ending Pool Balance	3.13%

Recoveries	236,294.06

Aggregate Net Losses/(Gains) - October 2015	20,036.85
Current Net Loss Ratio (Annualized)	0.17%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.24%

Flow of Funds	$ Amount

Collections	9,751,914.89
Advances	(1,499.59)
Investment Earnings on Cash Accounts	1,431.80
Servicing Fee	(115,848.99)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,635,998.11

Distributions of Available Funds
(1) Class A Interest	78,014.58
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,124,406.66
(7) Distribution to Certificateholders	410,059.70
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,635,998.11

Servicing Fee	115,848.99
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 10/15/15	129,078,234.41
Principal Paid	9,124,406.66
Note Balance @ 11/16/15	119,953,827.75

Class A-1
Note Balance @ 10/15/15	0.00
Principal Paid	0.00
Note Balance @ 11/16/15	0.00
Note Factor @ 11/16/15	0.0000000%

Class A-2
Note Balance @ 10/15/15	0.00
Principal Paid	0.00
Note Balance @ 11/16/15	0.00
Note Factor @ 11/16/15	0.0000000%

Class A-3
Note Balance @ 10/15/15	0.00
Principal Paid	0.00
Note Balance @ 11/16/15	0.00
Note Factor @ 11/16/15	0.0000000%

Class A-4
Note Balance @ 10/15/15	110,138,234.41
Principal Paid	9,124,406.66
Note Balance @ 11/16/15	101,013,827.75
Note Factor @ 11/16/15	79.1210369%

Class B
Note Balance @ 10/15/15	18,940,000.00
Principal Paid	0.00
Note Balance @ 11/16/15	18,940,000.00
Note Factor @ 11/16/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	101,531.75
Total Principal Paid	9,124,406.66
Total Paid	9,225,938.41

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.85000%
Interest Paid	78,014.58
Principal Paid	9,124,406.66
Total Paid to A-4 Holders	9,202,421.24

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00
Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1123872
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.0999620
Total Distribution Amount	10.2123492

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.6110643
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	71.4686822
Total A-4 Distribution Amount	72.0797465

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/15	36,462.53
Balance as of 10/31/15	34,962.94
Change	(1,499.59)

Reserve Account
Balance as of 10/15/15	2,310,518.58
Investment Earnings	292.96
Investment Earnings Paid	(292.96)
Deposit/(Withdrawal)	-
Balance as of 11/16/15	2,310,518.58
Change	-

Required Reserve Amount	2,310,518.58

Attachment

World Omni has adjusted the criteria by which receivables are categorized as Defaulted Receivables to include receivables that the Servicer has otherwise charged-off earlier than the occurrence of the criteria described in the definition of “Defaulted Receivables.” The revised definition of Defaulted Receivables has been included in the Form SF-3 Registration Statement filed by World Omni Auto Receivables, LLC on November 3, 2015 and will be used to report Defaulted Receivables and cumulative net credit loss for all active securitizations, beginning with the October 2015 collection period. This revised definition will result in certain accounts being reported as Defaulted Receivables which would not have been reported as Defaulted Receivables prior to this change.

Table 1 presents, for the WOART 2012-A securitization, the Principal Payments Amount, Defaulted Receivables Amount, Principal Payments Units, Defaulted Receivables Units, Aggregate Net Loss Amount, Current Net Loss (Annualized) and Cumulative Net Loss that would have been reported in each Monthly Servicer’s Certificate had the revised definition been effective in each such period.

Cash Collections, Pool Balance and distributions to Noteholders and Certificateholders were unaffected by this change.

Table 1

WOART 2012-A

Collection Period	Principal Payments	Defaulted Receivables	Principal Payments	Defaulted Receivables	Aggregate Net Loss	Current Net Loss (Annualized)	Cummulative Net Loss
	Amount	Amount	Units	Units	Amount

Sep-15	$ 9,221,410.36	$ 168,238.76	388	15	$ 57,168.52	0.46%	1.24%
Aug-15	9,917,143.87	405,102.87	417	33	153,450.74	1.16%	1.23%
Jul-15	10,696,096.19	300,579.80	465	21	129,185.94	0.91%	1.21%
Jun-15	10,858,454.43	303,941.55	466	21	120,461.31	0.80%	1.20%
May-15	11,191,895.08	201,002.34	669	18	44,891.25	0.28%	1.19%
Apr-15	11,192,693.86	265,058.37	661	18	48,705.63	0.29%	1.18%
Mar-15	12,892,249.44	310,742.96	745	21	24,277.10	0.13%	1.18%
Feb-15	11,979,187.28	413,031.34	598	28	66,905.95	0.35%	1.17%
Jan-15	13,091,632.41	648,847.10	633	41	363,554.16	1.79%	1.17%
Dec-14	14,203,697.94	753,785.24	684	43	269,628.38	1.25%	1.13%
Nov-14	13,144,817.17	451,003.47	555	25	170,075.35	0.75%	1.10%
Oct-14	14,964,191.52	500,186.35	496	29	116,653.65	0.49%	1.08%
Sep-14	16,274,710.42	609,186.24	581	38	315,129.59	1.24%	1.07%
Aug-14	15,687,760.55	643,745.66	490	44	314,177.32	1.18%	1.04%
Jul-14	16,708,637.46	628,270.37	542	34	146,440.96	0.52%	1.00%
Jun-14	17,627,665.14	604,949.29	574	40	236,419.93	0.80%	0.99%
May-14	18,865,943.04	630,788.05	662	57	226,985.29	0.73%	0.96%
Apr-14	18,909,870.65	677,291.34	649	54	196,297.18	0.60%	0.94%
Mar-14	19,924,102.75	726,197.67	659	50	207,723.13	0.60%	0.92%
Feb-14	18,235,893.74	959,747.89	623	70	275,108.71	0.76%	0.89%
Jan-14	20,561,055.18	1,445,764.63	727	123	739,862.46	1.94%	0.87%
Dec-13	19,905,992.44	1,062,436.11	692	79	562,103.18	1.41%	0.79%
Nov-13	20,238,446.40	883,276.27	828	73	246,184.88	0.59%	0.73%
Oct-13	21,866,099.01	1,216,959.38	994	84	499,884.22	1.15%	0.70%
Sep-13	22,366,707.75	849,078.67	1005	68	363,687.94	0.80%	0.65%
Aug-13	23,830,165.44	883,919.47	1065	79	235,666.21	0.50%	0.61%
Jul-13	25,610,307.51	1,094,852.24	1122	82	176,937.86	0.36%	0.58%
Jun-13	24,493,008.06	1,332,231.99	960	80	526,153.25	1.01%	0.56%
May-13	26,405,240.25	1,103,661.98	982	62	383,442.64	0.71%	0.51%
Apr-13	27,004,513.47	1,119,743.53	935	68	433,421.28	0.77%	0.47%
Mar-13	26,817,371.67	1,240,123.68	909	77	484,214.91	0.82%	0.42%
Feb-13	24,852,304.64	1,403,520.25	786	89	482,483.08	0.79%	0.37%
Jan-13	25,607,736.83	1,104,604.70	758	81	274,299.57	0.43%	0.32%
Dec-12	23,307,648.54	1,405,799.14	595	91	660,517.74	1.01%	0.29%
Nov-12	25,126,097.80	1,534,240.16	788	88	821,772.25	1.22%	0.22%
Oct-12	26,268,773.36	1,089,019.07	919	61	466,877.32	0.67%	0.13%
Sep-12	22,885,936.79	633,488.95	825	38	307,500.31	0.43%	0.08%
Aug-12	26,477,552.59	737,812.12	1206	38	284,388.67	0.38%	0.05%
Jul-12	51,633,651.29	241,648.08	1283	13	185,961.35	0.24%	0.02%